Income (loss) per share (Tables)	12 Months Ended
Dec. 31, 2013
Computation of Basic and Diluted Income (Loss) Per Ordinary Share

The computation of basic and diluted income (loss) per ordinary share from operations for the years ended December 31, 2011, 2012 and 2013 was as follows:

	For the years ended December 31,
	2011	2012	2013
Numerator:
Net income (loss) attributable to Acorn International, Inc. shareholders from operations — basic and diluted	$5,123,259	$(17,926,074)	$(39,895,878)

Denominator:
Weighted average ordinary shares outstanding — basic	89,629,395	89,965,979	84,115,169

Weighted average ordinary shares outstanding — diluted	89,796,835	89,965,979	84,115,169

Income (loss) per ordinary share:
Basic	$0.06	$(0.20)	$(0.47)

Diluted	$0.06	$(0.20)	$(0.47)